Employee Benefit Plans - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
France
Discount rate	0.75%	0.30%	0.70%
Salary increases	3.00%	3.00%	3.00%
Switzerland
Discount rate	0.33%	0.15%	0.25%
Expected rate of return on plan assets	1.50%	1.50%	1.50%
Salary increases	1.50%	1.50%	1.50%
India
Discount rate			7.30%
Salary increases			9.00%